SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Impairment of long-lived assets, goodwill and other intangible assets
Amortization of intangible assets	$ 673	$ 934	$ 990
Derivative financial instruments
Maximum expiration period for currency forward contracts	12 months